Earnings per share - Summary (Details) - shares			12 Months Ended
	May 08, 2020	May 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Aggregate number of shares issued	50,317,860
Directors
Earnings per share
Number of shares authorized			36,955
Vesting period			3 years
If vested on December 31, 2019
Earnings per share
Number of new shares to be issued			368,383
2016 HeadHunter Unit Option Plan
Earnings per share
Percentage of awards settled	18.75%
Number of new shares to be issued		1,271,436
Term of plan		4 years
Remaining shares available for issuance			953,576
2018 HeadHunter Unit Option Plan
Earnings per share
Term of plan			7 years
Remuneration agreements
Earnings per share
Remaining shares available for issuance			1,358,914	1,514,114	0
Ordinary shares
Earnings per share
Shares issued during the period	317,860
Aggregate number of shares issued	50,317,860		50,317,860	50,000,000
Ordinary shares | 2016 HeadHunter Unit Option Plan
Earnings per share
Shares issued during the period	317,860